Finance (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expenses:
Finance expenses	$ (1,102)
Finance income:
Finance income	2,999
NIS [Member]
Finance expenses:
Bank commissions	102	$ 105	$ 76
Issuance expenses related to warrants exercisable into shares	1,132		2,116
Net loss from exchange rate fluctuations	2,572	580
Financial expenses from defined benefit plans			11
Other loss from long-term investment revaluation	16
Finance expenses	(3,822)	(685)	(2,203)
Finance income:
Interest income on bank deposits	(249)	(342)	(87)
Net gain from exchange rate fluctuations			(492)
Net change in fair value warrants exercisable into shares	(10,148)	(6,657)	(6,913)
Finance income	$ 10,397	$ 6,999	$ 7,492